SCHEDULE OF CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Beginning Balance	¥ 153,477	¥ 78,170
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(42,208)	(19,921)
Cash received in advance and not recognized as revenue	83,770	95,228
Net change in contract liabilities	41,562	75,307	¥ 47,915
Ending Balance	¥ 195,039	¥ 153,477	¥ 78,170